Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catastrophe Bonds, Fair Value Disclosure	$ 5.1	$ 5.3
Derivatives at fair value	56.2	12.9
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,100.9	6,512.6
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	56.2	12.9
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(3.2)	(13.3)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(31.7)
Recurring | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	5.6
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,788.6	4,881.6
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	52.0	10.1
Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,475.5	1,157.5
Privately-held Investments, at fair value	533.0	307.1
Catastrophe Bonds, Fair Value Disclosure	2.9	3.4
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6.3	2.0
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	221.3	151.3
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,428.7	1,384.5
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0
Recurring | Level 1 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,098.3	1,248.7
Recurring | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	51.9	6.5
Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	272.2	128.2
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6.3	1.1
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	3,949.6	4,669.7
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	56.2	12.9
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(3.2)	(13.3)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0
Recurring | Level 2 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	5.6
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	2,690.3	3,632.9
Recurring | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.1	3.6
Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,203.3	1,029.3
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	2.9	3.4
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.9
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	501.3	307.1
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(31.7)
Recurring | Level 3 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Privately-held Investments, at fair value	533.0	307.1
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	953.0	1,084.3
U.S. government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	261.6	116.3
U.S. government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	953.0	1,084.3
U.S. government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	261.6	116.3
U.S. government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	8.8	21.5
U.S. agency | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	8.8	21.5
U.S. agency | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	149.5	82.6
Municipal | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3.6	4.0
Municipal | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	149.5	82.6
Municipal | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3.6	4.0
Municipal | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,845.0	2,208.3
Corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	162.1	96.8
Corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,845.0	2,208.3
Corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	162.1	96.8
Corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	110.4	136.8
Non-U.S. government-backed corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	11.6	13.1
Non-U.S. government-backed corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	110.4	136.8
Non-U.S. government-backed corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	11.6	13.1
Non-U.S. government-backed corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	213.6	250.7
Non-U.S government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	30.4	34.5
Non-U.S government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	145.3	164.4
Non-U.S government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	10.6	11.9
Non-U.S government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	68.3	86.3
Non-U.S government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	19.8	22.6
Non-U.S government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.5
Asset-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	896.5	785.7
Asset-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.5
Asset-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	896.5	785.7
Asset-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-agency commercial mortgage-backed securities | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		6.9
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		6.9
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Agency mortgage-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	502.7	1,090.0
Agency mortgage-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	21.4	30.2
Agency mortgage-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	502.7	1,090.0
Agency mortgage-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	21.4	30.2
Agency mortgage-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	88.3	76.9
High yield loans | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	88.3	76.9
High yield loans | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 0.0	$ 0.0